Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

8.         Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Buildings and improvements	642,901,735	655,923,713	100,383,171
Machinery	924,995,666	943,742,391	144,431,207
Office equipment and furnishing	1,468,593	1,468,593	224,755
Motor vehicles	1,715,958	1,715,958	262,612

Total cost	1,571,081,952	1,602,850,655	245,301,745
Total accumulated depreciation	(725,365,126)	(838,181,436)	(128,276,061)
Impairment Provision	—	—	—
Construction in progress	30,523,703	1,386,729	212,225

Total property, plant, and equipment, net	876,240,529	766,055,948	117,237,909

Certain buildings with an aggregate carrying value of RMB115,614,217 and RMB71,968,966 ($11,014,197), respectively, certain equipment with an aggregate carrying value of RMB152,421,561 and RMB145,517,811 ($22,270,180), and vehicle with carrying value of RMB nil and RMB14,593 ($2,233), respectively, were pledged as collateral for borrowings from the financial institutions as of December 31, 2016 and 2017. For the years ended December 31, 2015, 2016 and 2017, no interests were capitalized as borrowing cost in property, plant and equipment.

The depreciation expenses for the years ended December 31, 2015, 2016 and 2017 were RMB119,717,245, RMB115,744,856 and RMB 112,816,310 ($17,265,513), respectively.

Construction in progress refers to mainly the new production facilities under construction.